AAM/Phocas Real Estate Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.1%
	REITS-APARTMENTS — 14.3%
18,057	Centerspace - REIT	$1,215,597
2,882	Essex Property Trust, Inc. - REIT	698,107
72,950	Independence Realty Trust, Inc. - REIT	1,220,454
5,132	Mid-America Apartment Communities, Inc. - REIT	795,819
		3,929,977
	REITS-DATA CENTER — 5.3%
2,586	Equinix, Inc. - REIT	1,471,020
	REITS-DIVERSIFIED — 3.2%
85,803	Armada Hoffler Properties, Inc. - REIT	890,635
	REITS-HEALTH CARE — 6.7%
72,469	Global Medical, Inc. - REIT	617,436
21,369	Healthpeak Properties, Inc. - REIT	489,778
56,569	Sabra Health Care, Inc. - REIT	742,185
		1,849,399
	REITS-INDUSTRIALS — 11.2%
16,328	Prologis, Inc. - REIT	1,658,925
27,322	Rexford Industrial Realty, Inc. - REIT	1,420,744
		3,079,669
	REITS-INFRASTRUCTURE — 11.0%
9,150	American Tower Corp. - REIT	1,964,505
7,401	Crown Castle, Inc. - REIT	1,069,815
		3,034,320
	REITS-LODGING/RESORTS — 4.4%
31,170	Pebblebrook Hotel Trust - REIT	452,276
10,108	Ryman Hospitality Properties, Inc. - REIT	743,848
		1,196,124
	REITS-MANUFACTURED HOMES — 3.9%
7,991	Sun Communities, Inc. - REIT	1,081,422
	REITS-OFFICE — 7.5%
7,377	Alexandria Real Estate Equities, Inc. - REIT	1,034,182
3,601	Boston Properties, Inc. - REIT	269,967
36,168	Hudson Pacific Properties, Inc. - REIT	396,040
8,759	SL Green Realty Corp. - REIT	351,761
		2,051,950
	REITS-REGIONAL MALLS — 3.2%
9,806	Simon Property Group, Inc. - REIT	880,088
	REITS-SELF STORAGE — 9.8%
10,649	Extra Space Storage, Inc. - REIT	1,839,189

AAM/Phocas Real Estate Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REITS-SELF STORAGE (Continued)
2,925	Public Storage - REIT	$856,469
		2,695,658
	REITS-SHOPPING CENTERS — 7.3%
7,882	Federal Realty Investment Trust - REIT	710,326
10,386	Regency Centers Corp. - REIT	559,286
53,877	Retail Opportunity Investments Corp. - REIT	741,347
		2,010,959
	REITS-SINGLE FAMILY HOME — 5.1%
41,419	Invitation Homes, Inc. - REIT	1,398,720
	REITS-TIMBER — 2.2%
20,891	Weyerhaeuser Co. - REIT	596,647
	TOTAL COMMON STOCKS
	(Cost $26,176,804)	26,166,588
	SHORT-TERM INVESTMENTS — 4.5%
1,249,879	Morgan Stanley Institutional Liquidity Funds Treasury Portfolio - Institutional Class, 2.73%[1]	1,249,879
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,249,879)	1,249,879
	TOTAL INVESTMENTS — 99.6%
	(Cost $27,426,683)	27,416,467
	Other Assets in Excess of Liabilities — 0.4%	99,463
	TOTAL NET ASSETS — 100.0%	$27,515,930

REIT – Real Estate Investment Trusts

[1]The rate is the annualized seven-day yield at period end.